Critical accounting estimates and judgements - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Development costs	€ 33,300	€ 53,100	€ 51,400
Capitalised development expenditure
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, intangible assets other than goodwill	€ 16,670	€ 24,716	€ 23,722
Offices
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease, average remaining lease term				3 years
Operating lease, increase in term				3 years
Operating lease, renewable contracts minimum duration				3 years
Operating lease with indefinite contracts, average remaining lease term	5 years
Refund points
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease, average remaining lease term				3 years
Operating lease, increase in term				3 years
Operating lease, renewable contracts minimum duration				3 years
Operating lease with indefinite contracts, average remaining lease term	5 years
Cars
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease with indefinite contracts, average remaining lease term	3 years
IT contracts
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease, average remaining lease term				3 years
Operating lease, increase in term				3 years
Operating lease, renewable contracts minimum duration				3 years
Operating lease with indefinite contracts, average remaining lease term	5 years
Others
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease with indefinite contracts, average remaining lease term	3 years